Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2019 and 2018:

($ millions)	2019	2018
Taxes other than income taxes	81	57
Restructuring provisions	28	8
Accrued expenses for goods and services received but not invoiced	79	71
Accruals for royalties	10	6
Accruals for deductions from revenue	212	194
Accruals for compensation and benefits including social security	382	363
Deferred income	97	94
Provisions for product liabilities, governmental investigations and other legal matters(1)	—	42
Accrued share-based payments	10	6
Accrued interest on financial debts	19	—
Contingent considerations(2)	35	19
Other payables	85	20
Total provisions and other current liabilities	1,038	880

(1)	Note 19 to these Consolidated Financial Statements provides additional disclosures related to legal provisions.
(2)
Note 18 to these Consolidated Financial Statements provides additional disclosures related to contingent consideration.

Disclosure of movement of accruals for deductions from revenue
The following table shows the movement of the accruals for deductions from revenue:

($ millions)	2019	2018	2017
January 1	194	213	182
Additions	662	603	619
Payments/utilizations	(646)	(613)	(601)
Changes in offset against gross trade receivables	1	2	7
Currency translation effects	1	(11)	6
December 31	212	194	213

Disclosure of movement of restructuring provisions
The following table shows the movement of the restructuring provisions:

($ millions)	2019	2018	2017
January 1	8	3	13
Additions	32	13	—
Cash payments	(10)	(7)	(6)
Releases	(2)	(2)	(4)
Currency translation effects	—	1	—
December 31	28	8	3